Accounting Policies - Real Estate Owned (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Capitalized costs on real estate owned	$ 0	$ 0